Other liabilities - Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous liabilities [abstract]
Balance on beginning	R$ 137,085	R$ 111,328
New contracts	1,225	12,486
Payments	(38,882)	(29,793)
Accrued interest	47,277	43,064
Balance on ending	R$ 146,705	R$ 137,085